29. Earnings per Share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Details
Net income for the year of the Company	R$ 1,574,306	R$ 1,561,585	R$ 1,503,466
Weighted average shares outstanding - basic	541,813	541,391	543,775
Basic earnings per share	R$ 2.9056	R$ 2.8844	R$ 2.7649
Weighted average shares outstanding - diluted	545,740	545,509	548,054
Diluted earnings per share	R$ 2.8847	R$ 2.8626	R$ 2.7433